Note 23 - Assets and Liabilities under reinsurance and insurance contracts (Tables)	12 Months Ended
Dec. 31, 2018
Assets and Liabilities Under reinsurance and insurance contracts
Technical Reserves by type of insurance product
Technical Reserves by type of insurance product (Millions of euros)
	2018	2017	2016
Mathematical reserves	8.504	7.961	7.813
Individual life insurance (1)	6.201	5.359	4.791
Savings	5.180	4.391	3.943
Risk	1.021	967	848
Others	-	1	-
Group insurance (2)	2.303	2.601	3.022
Savings	2.210	2.455	2.801
Risk	93	147	221
Provision for unpaid claims reported	662	631	691
Provisions for unexpired risks and other provisions	668	631	635
Total	9.834	9.223	9.139

(1) Provides coverage in the event of death or disability.

(2) The insurance policies purchased by employers (other than BBVA Group) on behalf of its employees.

Cash flows of Liabilities under Reinsurance and reinsurance contracts
Maturity (Millions of euros)Liabilities under Insurance and Reinsurance Contracts
	Up to 1 Year	1 to 3 Years	3 to 5 Years	Over 5 Years	Total
2018	1.686	1.041	1.822	5.285	9.834
2017	1.560	1.119	1.502	5.042	9.223
2016	1.705	1.214	1.482	4.738	9.139

Key assumptions mathematical reserves
Mathematical Reserves
	Mortality table		Average technical interest type
	Spain	Mexico	Spain	Mexico
Individual life insurance (1)	GRMF 80-2GKM 80 / GKMF 95PERMF 2000PASEM	Tables of the Comisión Nacional de Seguros y Fianzas 2000-individual	0.26%-3.27%	2,50%
Group insurance(2)	PERMF 2000	Tables of the Comisión Nacional de Seguros y Fianzas 2000-grupo	Depending on the related portfolio	5,50%

(1) Provides coverage in the case of one or more of the following events: death and disability.

(2) Insurance policies purchased by companies (other than Group BBVA entities) on behalf of their employees.